Note 6 - Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income [Abstract]
Results from sundry assets	$ 10,529	$ 10,960	$ 28,161
Net rents	4,417	4,702	5,084
Reclassification of currency translation adjustment reserve		878	71,252
Bargain purchase gain	2,212	3,162
Result on sale of Venezuela awards		33,341
Other income	43,492
Other operating income	60,650	53,043	104,497
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,657)	(15,538)	(13,668)
Allowance for doubtful receivables	(546)	(107)	(346)
Securities Exchange Commission investigation settlement			(78,100)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(107,215)
Other expense		(1,628)	(12,595)
Other operating expenses	(125,418)	(17,273)	(104,709)
Other operating income and expenses, net	$ (64,768)	$ 35,770	$ (212)